Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 25, 2026	Jun. 26, 2025	Jun. 27, 2024	Jun. 29, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. Further information concerning the company’s pay for performance philosophy and how the company aligns executive compensation with the company’s performance is described under “Compensation Discussion & Analysis” beginning on page 27.

The following table sets forth information concerning the compensation actually paid (“CAP”) of our CEO (“Principle Executive Officer” or “PEO”) and other named executive officers (“NEOs”) for the prior five fiscal years and our financial performance for each such fiscal year:

			Average SCT for	Average CAP to	Value of Initial Fixed $100 Investment Based On:			Company Selected
Fiscal Year	SCT for PEO(1)	CAP to PEO(3)	Non-CEO NEOs(2)	Non-CEO NEOs(3)	TSR(4)	Peer Group TSR(4)	Net Income	Measure: Ending SVA(5)
2026	$5,326,942	$5,900,283	$1,915,648	$2,311,419	$117	$119	$61,933,655	$29,530,529
2025	$3,885,128	$1,387,987	$1,254,389	$682,943	$82	$112	$58,933,554	$28,075,891
2024	$5,309,911	$3,565,381	$2,011,973	$1,689,731	$123	$97	$60,248,566	$43,147,059
2023	$2,831,801	$3,619,565	$1,439,694	$1,728,241	$148	$87	$62,857,497	$38,086,106
2022	$1,776,327	$1,944,177	$1,004,984	$1,015,849	$85	$84	$61,786,796	$36,252,945

(1)
Amounts in this column represent the amounts reported for Mr. Jeffrey T. Sanfilippo, our CEO, in the “Total” column of the Summary Compensation Table (“SCT”) for each applicable year.
(2)
Amounts in these columns represent the amount of compensation actually paid, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. The table below describes the adjustments, each of which is required by SEC rules, to calculate compensation actually paid from the summary compensation table totals for the CEO and our non-CEO NEOs.
(3)
Amounts in this column represent the average of the amounts reported for the company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows:

Fiscal Year	Non-CEO NEOs
2026	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Michael J. Finn

2025	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Gina M. Lakatos

2024	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Gina M. Lakatos

2023	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace and Julia A. Pronitcheva

2022	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace, Christopher H. Gardier and Michael J. Finn

	2026		2025		2024		2023		2022
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table ("SCT") Total	$5,326,942	$1,915,648	$3,885,128	$1,254,389	$5,309,911	$2,011,973	$2,831,801	$1,439,694	$1,776,327	$1,004,984
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(1,687,431)	(395,328)	(942,550)	(377,789)	(824,239)	(329,118)	(537,150)	(290,573)	(382,517)	(201,760)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,227,382	586,638	767,541	330,042	905,818	384,321	860,824	286,941	373,903	191,809
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	473,146	241,886	(562,013)	(247,804)	(277,706)	(125,383)	486,042	169,238	(134,440)	(77,296)
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	-	-	-	-	-	-	78,322	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	36,781	17,011	(54,778)	(23,890)	(144,946)	(62,962)	29,725	34,201	(4,131)	(4,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	(68,199)	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(796,728)	(114,989)	(1,989,971)	(309,842)	(1,664,783)	(241,345)	(317,658)	(18,784)	-	-
Add: Service cost for the covered fiscal year	320,191	60,553	284,630	57,837	261,326	52,245	265,981	97,401	315,035	102,905
Compensation Actually Paid ("CAP")	$5,900,283	$2,311,419	$1,387,987	$682,943	$3,565,381	$1,689,731	$3,619,565	$1,728,241	$1,944,177	$1,015,849

(a)
The assumptions we used to calculate the value for equity awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards.
(4)
Total shareholder return (“TSR”) is the cumulative value of $100 invested at the end of FY21, assuming the reinvestment of all dividends, and reported as of the fiscal year end for each year indicated, calculated in accordance with Item 201(e) of Regulation S-K. The peer group used in this disclosure is the Russell 2000 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Annual Report on Form 10-K for the year ended June 25, 2026.
(5)
See Compensation Discussion and Analysis for further discussion on the structure of the SVA Plan.

Company Selected Measure Name	Ending SVA
Named Executive Officers, Footnote
(3)
Amounts in this column represent the average of the amounts reported for the company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows:

Fiscal Year	Non-CEO NEOs
2026	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Michael J. Finn

2025	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Gina M. Lakatos

2024	Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Julia A. Pronitcheva and Gina M. Lakatos

2023	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace and Julia A. Pronitcheva

2022	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace, Christopher H. Gardier and Michael J. Finn

	2026		2025		2024		2023		2022
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table ("SCT") Total	$5,326,942	$1,915,648	$3,885,128	$1,254,389	$5,309,911	$2,011,973	$2,831,801	$1,439,694	$1,776,327	$1,004,984
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(1,687,431)	(395,328)	(942,550)	(377,789)	(824,239)	(329,118)	(537,150)	(290,573)	(382,517)	(201,760)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,227,382	586,638	767,541	330,042	905,818	384,321	860,824	286,941	373,903	191,809
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	473,146	241,886	(562,013)	(247,804)	(277,706)	(125,383)	486,042	169,238	(134,440)	(77,296)
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	-	-	-	-	-	-	78,322	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	36,781	17,011	(54,778)	(23,890)	(144,946)	(62,962)	29,725	34,201	(4,131)	(4,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	(68,199)	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(796,728)	(114,989)	(1,989,971)	(309,842)	(1,664,783)	(241,345)	(317,658)	(18,784)	-	-
Add: Service cost for the covered fiscal year	320,191	60,553	284,630	57,837	261,326	52,245	265,981	97,401	315,035	102,905
Compensation Actually Paid ("CAP")	$5,900,283	$2,311,419	$1,387,987	$682,943	$3,565,381	$1,689,731	$3,619,565	$1,728,241	$1,944,177	$1,015,849

(a)
The assumptions we used to calculate the value for equity awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards.

Peer Group Issuers, Footnote	. The peer group used in this disclosure is the Russell 2000 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Annual Report on Form 10-K for the year ended June 25, 2026.
PEO Total Compensation Amount	$ 5,326,942	$ 3,885,128	$ 5,309,911	$ 2,831,801	$ 1,776,327
PEO Actually Paid Compensation Amount	$ 5,900,283	1,387,987	3,565,381	3,619,565	1,944,177
Adjustment To PEO Compensation, Footnote

	2026		2025		2024		2023		2022
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table ("SCT") Total	$5,326,942	$1,915,648	$3,885,128	$1,254,389	$5,309,911	$2,011,973	$2,831,801	$1,439,694	$1,776,327	$1,004,984
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(1,687,431)	(395,328)	(942,550)	(377,789)	(824,239)	(329,118)	(537,150)	(290,573)	(382,517)	(201,760)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,227,382	586,638	767,541	330,042	905,818	384,321	860,824	286,941	373,903	191,809
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	473,146	241,886	(562,013)	(247,804)	(277,706)	(125,383)	486,042	169,238	(134,440)	(77,296)
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	-	-	-	-	-	-	78,322	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	36,781	17,011	(54,778)	(23,890)	(144,946)	(62,962)	29,725	34,201	(4,131)	(4,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	(68,199)	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(796,728)	(114,989)	(1,989,971)	(309,842)	(1,664,783)	(241,345)	(317,658)	(18,784)	-	-
Add: Service cost for the covered fiscal year	320,191	60,553	284,630	57,837	261,326	52,245	265,981	97,401	315,035	102,905
Compensation Actually Paid ("CAP")	$5,900,283	$2,311,419	$1,387,987	$682,943	$3,565,381	$1,689,731	$3,619,565	$1,728,241	$1,944,177	$1,015,849

Non-PEO NEO Average Total Compensation Amount	$ 1,915,648	1,254,389	2,011,973	1,439,694	1,004,984
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,311,419	682,943	1,689,731	1,728,241	1,015,849
Adjustment to Non-PEO NEO Compensation Footnote

	2026		2025		2024		2023		2022
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table ("SCT") Total	$5,326,942	$1,915,648	$3,885,128	$1,254,389	$5,309,911	$2,011,973	$2,831,801	$1,439,694	$1,776,327	$1,004,984
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(1,687,431)	(395,328)	(942,550)	(377,789)	(824,239)	(329,118)	(537,150)	(290,573)	(382,517)	(201,760)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,227,382	586,638	767,541	330,042	905,818	384,321	860,824	286,941	373,903	191,809
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	473,146	241,886	(562,013)	(247,804)	(277,706)	(125,383)	486,042	169,238	(134,440)	(77,296)
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	-	-	-	-	-	-	78,322	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	36,781	17,011	(54,778)	(23,890)	(144,946)	(62,962)	29,725	34,201	(4,131)	(4,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	(68,199)	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(796,728)	(114,989)	(1,989,971)	(309,842)	(1,664,783)	(241,345)	(317,658)	(18,784)	-	-
Add: Service cost for the covered fiscal year	320,191	60,553	284,630	57,837	261,326	52,245	265,981	97,401	315,035	102,905
Compensation Actually Paid ("CAP")	$5,900,283	$2,311,419	$1,387,987	$682,943	$3,565,381	$1,689,731	$3,619,565	$1,728,241	$1,944,177	$1,015,849

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

As described in greater detail in “Compensation Discussion & Analysis,” the company’s executive compensation program reflects a pay for performance philosophy. The metrics that the company uses are selected based on an objective of incentivizing our NEOs to increase our company’s performance, and in particular the economic value added to our business. The financial performance measure that, in our company’s assessment, represent the most important performance measures used to link compensation actually paid to our named executive officers to our company’s performance for fiscal year 2026 is ending SVA.

Total Shareholder Return Amount	$ 117	82	123	148	85
Peer Group Total Shareholder Return Amount	119	112	97	87	84
Net Income (Loss)	$ 61,933,655	$ 58,933,554	$ 60,248,566	$ 62,857,497	$ 61,786,796
Company Selected Measure Amount	29,530,529	28,075,891	43,147,059	38,086,106	36,252,945
PEO Name	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo
Measure:: 1
Pay vs Performance Disclosure
Name	net income
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	peer group TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ending SVA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (796,728)	$ (1,989,971)	$ (1,664,783)	$ (317,658)	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,191	284,630	261,326	265,981	315,035
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,687,431)	(942,550)	(824,239)	(537,150)	(382,517)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,227,382	767,541	905,818	860,824	373,903
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	473,146	(562,013)	(277,706)	486,042	(134,440)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,781	(54,778)	(144,946)	29,725	(4,131)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,989)	(309,842)	(241,345)	(18,784)	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,553	57,837	52,245	97,401	102,905
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,328)	(377,789)	(329,118)	(290,573)	(201,760)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,638	330,042	384,321	286,941	191,809
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,886	(247,804)	(125,383)	169,238	(77,296)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	78,322	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,011	(23,890)	(62,962)	34,201	(4,793)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (68,199)	$ 0